Shareholder Report, Holdings (Details)	Jun. 30, 2024
Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Institutional Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Institutional Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Taiwan Semiconductor Mfg. Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Intercontinental Exch., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Institutional Class | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Institutional Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Institutional Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Institutional Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Institutional Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Institutional Class | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Service Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Service Class | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Service Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Service Class | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Service Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Service Class | Taiwan Semiconductor Mfg. Co. Ltd. - ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Service Class | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Service Class | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Service Class | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Service Class | Intercontinental Exch., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Service Class | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Service Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	66.20%
Service Class | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Service Class | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Service Class | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Service Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Service Class | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Institutional Class | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Cellnex Telecom SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | TC Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Transurban Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Class | Fortis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Institutional Class | Hydro One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Institutional Class | Cash & Other. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Institutional Class | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Institutional Class | Integrated Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Institutional Class | Toll Roads [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Institutional Class | Airports [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Institutional Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Institutional Class | Energy Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Institutional Class | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Institutional Class | Social [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Institutional Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Class | United States
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Institutional Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Institutional Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Institutional Class | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Institutional Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Institutional Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Service Class | Aena SME SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Service Class | Enbridge, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Service Class | National Grid PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Service Class | Ferrovial SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Class | Cellnex Telecom SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Class | TC Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Class | Transurban Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Class | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Service Class | Fortis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Service Class | Hydro One Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Service Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Service Class | Integrated Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Service Class | Transmission and Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Service Class | Toll Roads [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Service Class | Airports [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Service Class | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Service Class | Energy Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Service Class | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Service Class | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Service Class | Social [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Service Class | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Service Class | United States
Holdings [Line Items]
Percent of Net Asset Value	39.20%
Service Class | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Service Class | Spain
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Service Class | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Service Class | France
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Service Class | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Service Class | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Service Class | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Service Class | New Zealand
Holdings [Line Items]
Percent of Net Asset Value	1.60%